Related Party Transactions - Consolidated Statements of Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenues
Revenue	$ 190,485		$ 377,277
Expenses
Technology and communications	9,519		19,559
General and administrative	9,365		18,454
Occupancy	3,621		7,260
Affiliated Entity
Operating Income
Interest income			858
Expenses
Technology and communications	740		1,480
General and administrative	191		371
Occupancy	155		310
Transaction fees | Affiliated Entity
Revenues
Revenue			59,643
Subscription fees | Affiliated Entity
Revenues
Revenue			5,670
Commissions | Affiliated Entity
Revenues
Revenue			16,186
Refinitiv market data fees | Affiliated Entity
Revenues
Revenue	$ 13,385		$ 27,001
Predecessor
Revenues
Revenue		$ 151,718		$ 311,151
Expenses
Technology and communications		9,023		17,486
General and administrative		7,153		13,670
Occupancy		3,519		7,241
Predecessor | Affiliated Entity
Operating Income
Interest income		7		28
Expenses
Technology and communications		740		1,480
General and administrative		180		360
Occupancy		155		310
Predecessor | Transaction fees | Affiliated Entity
Revenues
Revenue		53,949		106,867
Predecessor | Subscription fees | Affiliated Entity
Revenues
Revenue		5,961		11,181
Predecessor | Commissions | Affiliated Entity
Revenues
Revenue		11,505		23,136
Predecessor | Refinitiv market data fees | Affiliated Entity
Revenues
Revenue		$ 12,081		$ 24,318